Other account payables and accrued expenses (Schedule of Other Payable and Accrued Expenses) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Payables and Accruals [Abstract]
Accrued employee and government authorities	$ 8,677	$ 5,043
Accrued expenses and other	8,808	4,467
Contingent consideration	3,888
Derivatives		598
Other	53	123
Total	$ 21,426	$ 10,231